GENERAL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GENERAL

1 GENERAL

On March 8, 2018, CytoMed Therapeutics Limited (the former name: CytoMed Therapeutics Pte. Ltd.) (the “Company”) was incorporated in the Republic of Singapore. The Company is a private limited company incorporated and domiciled in Singapore. The address of its registered office is at 1 Commonwealth Lane, #08-22, Singapore 149544. The Company is headquartered in Singapore and conducts its operations domestically and in Malaysia. On January 19, 2023, the Company had converted to a public limited company and the name of the Company has changed from “CytoMed Therapeutics Pte. Ltd.” to “CytoMed Therapeutics Limited” and that the name “CytoMed Therapeutics Limited” has substituted for “CytoMed Therapeutics Pte. Ltd.” wherever “CytoMed Therapeutics Pte. Ltd.” appears in the Constitution of the Company.

The Company’s immediate and ultimate holding corporation is Glorious Finance Limited, incorporated in the British Virgin Islands.

The principal activities of the Company are to carry on the business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy. The Company conducts its primary operations through its directly held wholly owned subsidiary that is incorporated and domiciled in Malaysia, namely CytoMed Therapeutics (Malaysia) Sdn. Bhd., which is principally engaged in manufacturing innate immune cell-based immunotherapy and pluripotent stem cell-based therapy and consultancy services and undertaking the research and development of immune cell and stem cell-based therapy for advancing cellular immunotherapy to treat cancer.

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2022	2023
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	95

IPSCBank Pte Ltd	Stem cell and immune cell banking	Singapore	100	100

Held by IPSCBank Pte Ltd

IPSC Depository Sdn Bhd	Stem cell and immune cell banking	Malaysia	100	100

The principal activities of the associate are disclosed in Note 6 to the consolidated financial statements.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023